RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of June 30, 2023, and December 31, 2022, a total of $243,286 and $38,880, respectively, was accrued for unpaid officer wages due the Company’s CEO, and CFO/President under their respective employment agreements.

Other

On April 17, 2023, the Company issued 542,373,300 shares of common stock to a former officer and related family members in exchange for conversion of 27,118,665 shares of Class A Preferred Stock.

On April 17, 2023, the Company issued 387,265,700 shares and 243,500,000 shares of common stock to the Chief Executive Officer and Chief Financial Officer, respectively, in exchange for conversion of 19,363,285 shares and 12,175,000 shares of Class A Preferred Stock, respectively.

On April 17, 2023, the Company issued 211,420,000 shares of common stock to a member of the board of directors in exchange for 10,571,000 shares of Class A Preferred Stock.

NOTE 8 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of December 31, 2022, and 2021, a total of $38,880 and $116,583, respectively, was accrued for unpaid officer wages and bonuses due the Company’s CEO, CFO and President under their respective employment agreements.

Other

On April 26, 2021, the Company completed a debt reduction through the sale of Jacksam Corporation owned by the Company with Gregory Lambrecht, former CEO, resulting in the decrease of $547,010 in current liabilities. No gain or losses were incurred with this debt settlement.

On May 18, 2021, the Company entered into a Separation Agreement and General Release (the “Separation Agreement”) with Gregory Lambrecht. Pursuant to the Separation Agreement Mr. Lambrecht resigned as an officer and director of the Company and agreed to terminate his employment agreement with the Company. The Company agreed to pay Mr. Lambrecht $764,480 due in unpaid accrued compensation and $606,372 in indebtedness plus accrued interest through the date of the Agreement (the “Accrued Debt”) as follows: (i) the Company agreed to issue Mr. Lambrecht 362,987 shares of Common Stock (with standard restrictive legend) valued at $0.75 per share, equaling $272,240 (the “Shares”), (ii) the Company agreed to pay Mr. Lambrecht $250,000 within two business days of the date of the Separation Agreement, and (iii) the remaining amount of Accrued Debt of $848,612 will be satisfied through the issuance by the Company of a promissory note (the “Note”). The Note provides for ten percent (10%) per annum interest commencing as of August 1, 2021. The monthly payment amount of principal and interest shall be $21,523, with the first payment of $21,523 due September 1, 2021, and a final payment amount of $21,523 due on August 1, 2025.

As of December 31, 2022 and 2021, a total of  $0 and $109,385 was accrued for unpaid wages due to two EnergyWyze managers.

As of December 31, 2022, the Chief Executive Officer had advances outstanding of $100,000 to Box Pure Air and such amount is included in advances from related party.

Boston Solar provides services and is remunerated from a non-profit organization controlled by the minority owner of Boston Solar.  The amounts incurred during 2022 were negligible.